Loans and Allowance for Credit Losses, Troubled Debt Restructurings, Current Defaults (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	$ 961	$ 338	$ 483
Total Commercial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	806	176	310
Commercial and industrial loans [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	677	111	198
Commercial real estate mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	128	48	76
Commercial real estate construction [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	0	17	36
Lease financing [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	1	0	0
Total Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	155	162	173
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	34	41	60
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	12	13	14
Credit card [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	72	88	79
Auto [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	32	12	14
Other revolving credit and installment [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	$ 5	$ 8	$ 6